ACQUISITIONS - Additional information (Details) - USD ($) $ in Millions				3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 30, 2020	Aug. 04, 2020	Jul. 01, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020
Business Acquisition [Line Items]
Goodwill				$ 459.5		$ 467.0	$ 459.5		$ 467.0	$ 416.9	$ 417.3
Purchase of land and building facilities							22.2	$ 24.4
Acquisition-related costs				0.0	$ 0.9		0.0	$ 0.9	1.0	$ 0.3	$ 7.3
Subsequent Event
Business Acquisition [Line Items]
Revenue of acquiree							6.4
SaneChem
Business Acquisition [Line Items]
Percentage acquired	100.00%
Total consideration	$ 21.6
Revenue of acquiree				3.0			$ 9.4
Goodwill	8.6					8.6			8.6
Acquisition-related costs									0.6
SaneChem | Preliminary fair values
Business Acquisition [Line Items]
Total consideration	21.8
Goodwill	$ 17.9
SaneChem | Subsequent Event
Business Acquisition [Line Items]
Revenue of acquiree				$ 3.2
Wypetech
Business Acquisition [Line Items]
Percentage acquired			100.00%
Total consideration			$ 32.3
Revenue of acquiree						$ 4.9
Goodwill			22.0									$ 22.0
Deferred consideration			$ 2.0
Deferred consideration, period			1 year
Purchase of land and building facilities		$ 2.1
Acquisition-related costs									$ 0.4